Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Potential Common Stock Outstanding

As of December 31, 2024 and June 30, 2024, the Company had the following potential Common Stock outstanding which were not included in the calculation of diluted net loss per Common Stock because inclusion thereof would be anti-dilutive:

	As of December 31, 2024	As of June 30, 2024
Public warrant	2,214,993	2,214,993

As of September 30, 2025 and December 31, 2024, the Company had the following potential Common Stock outstanding which were not included in the calculation of diluted net loss per Common Stock because inclusion thereof would be anti-dilutive:

	As of September 30, 2025	As of December 31, 2024
	(Unaudited)
Public warrant	2,214,993	2,214,993

Schedule of Fair Value Hierarchy Our Financial Asset and Liability that were Accounted for at Fair Value on a Recurring Basis

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis as of September 30, 2025:

	Carrying Value at September 30, 2025	Fair Value Measurement at September 30, 2025
		Level 1	Level 2	Level 3
Derivative liabilities (True-Up Shares)	$385,355	$—	$—	$385,355

Schedule of Financial Liability Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of the financial liability measured at fair value on a recurring basis for the nine months ended September 30, 2025:

Derivative Liabilities
Initial fair value of derivative liabilities attributable to True-Up shares feature embedded in the Private Placement	$318,316
Change in fair value of derivative liabilities	67,039
Ending balance as of September 30, 2025	$385,355